EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS

24.	EMPLOYEE BENEFITS

The Company sponsors post-employment benefits, such as retirement plans, medical and dental care, among others for employees in Brazil and subsidiaries located in the Dominican Republic, Barbados, Panama, Uruguay, Bolivia, Argentina and Canada based on employees' salaries and length of service. The entities are governed by the local regulations and practices of each individual country as well as the relationship with the Company’s pension funds and their composition.

Post-employment benefits of retirement are managed through pension funds and are classified as either defined contribution or defined benefit plans.

Defined benefit plans and the other post-employment benefits are not granted to new retirees.

24.1 Defined contribution plans

These plans are funded by the participants and the sponsor and are managed by administered pension funds. During 2023, the Company contributed R$91.3 (R$82.0 and R$74.1 during 2022 and 2021) to these funds, which was recorded in expenses. Once the contributions have been paid, the Company has no further payment obligations.

24.2 Defined benefit plans

At December 31, 2023, 2022 and 2021 the net liability for defined benefit plans consists of the following:

	2023	2022	2021
Present value of funded obligations	(5,365.5)	(5,476.5)	(7,354.3)
Fair value of plan assets	4,604.6	4,543.3	5,638.0
Present value of net obligations	(760.9)	(933.2)	(1,716.3)
Present value of unfunded obligations	(917.2)	(921.0)	(1,165.4)
Present value of net obligations	(1,678.1)	(1,854.2)	(2,881.7)
Asset ceiling	(182.6)	(163.3)	(180.1)
Net liabilities	(1,860.7)	(2,017.5)	(3,061.8)
Other long term employee benefits	(93.9)	(87.1)	(104.3)
Total employee benefits	(1,954.6)	(2,104.6)	(3,166.1)
Employee benefits amount in the balance sheet
Liabilities	(2,011.9)	(2,161.2)	(3,194.0)
Assets	57.3	56.6	27.9
Net liabilities	(1,954.6)	(2,104.6)	(3,166.1)

The changes in the present value of the defined benefit obligations were as follow:

	2023	2022	2021
Defined benefit obligation at January 1	(6,397.5)	(8,519.7)	(8,777.6)
Service costs	(30.8)	(47.0)	(58.0)
Interest costs	(413.2)	(353.2)	(324.3)
Gains and (losses) on settlements or reductions in benefits	9.2	3.8	3.6
Contributions by plan participants	(4.2)	(5.6)	(6.9)
Actuarial gains and (losses) - geographical assumptions	11.5	-	52.3
Actuarial gains and (losses) - financial assumptions	(297.0)	1,333.6	726.8
Experience adjustments	91.2	(171.5)	(213.0)
Reclassifications	-	-	(1.0)
Effect of exchange rate fluctuations	216.7	787.7	(495.3)
Benefits paid	531.4	574.4	573.7
Defined benefit obligation at December, 31	(6,282.7)	(6,397.5)	(8,519.7)

The changes in the fair value of plan assets are as follow:

	2023	2022	2021
Fair value of plan assets at January 1	4,543.3	5,638.0	5,533.3
Interest income	318.1	262.1	223.9
Administrative costs	(5.2)	(5.2)	(5.8)
Expected return, excluding interest income	101.7	(614.6)	(148.3)
Contributions by employer	280.5	316.0	342.0
Contributions by plan participants	4.6	5.8	7.1
Exchange differences	(102.0)	(482.6)	263.1
Curtailments, settlements and other	(4.8)	(1.8)	(3.6)
Benefits paid, excluding administrative costs	(531.6)	(574.4)	(573.7)
Fair value of plan assets at December, 31	4,604.6	4,543.3	5,638.0

Fundação Zerrenner is a legally distinct entity whose main goal is to provide the Company’s current and retired employees and managers with health care and dental assistance, technical and higher education courses, and to maintain facilities for assisting and helping elderly people, among other matters, either through direct initiatives or through financial assistance agreements with other entities.

The present value of funded obligations includes R$633.3 at December 31, 2023 (R$665.4 at December 31, 2022, and R$603.9 at December 31, 2021) of two health care plans for which the benefits were provided directly by Fundação Zerrenner.

The real return on plan assets generated at December 31, 2023, was a gain of R$419.7 (a loss of R$(352.5) at December 31, 2022, and a gain of R$75.5 at December 31, 2021).

At December 31, 2023, the Company recorded R$57.3 (R$56.6 at December 31, 2022, and R$27.9 at December 31, 2021) up to the asset ceiling not exceeding the present value of future benefits.

The changes in the asset ceiling not exceeding the present value of future benefits are as follow:

	2023	2022	2021
Asset ceiling impact at January 1	56.6	27.9	33.6
Interest income/(expenses)	4.9	-	1.3
Change in asset ceiling excluding amounts included in interest income/(expenses)	(0.1)	30.2	(9.0)
Effects of exchange rate fluctuations	(4.1)	(1.5)	2.0
Asset ceiling impact at December 31	57.3	56.6	27.9

The income/(expense) recognized in the income statement with regard to defined benefit plans is detailed as follows:

	2023	2022	2021
Current service costs	(30.8)	(47.0)	(58.0)
Administrative costs	(5.2)	(5.2)	(5.8)
(Gains) losses on settlement and curtailment	4.7	2.2	1.2
Income from operations	(31.3)	(50.0)	(62.6)
Financial costs	(114.3)	(107.8)	(115.6)
Total employee benefit expenses	(145.6)	(157.8)	(178.2)

The employee benefit revenue/(expenses) is included in the following line items in the income statement:

	2023	2022	2021
Other operating income/(expenses)	-	(0.1)	(0.2)
Cost of sales	(15.1)	(26.4)	(33.0)
Commercial expenses	(7.3)	(9.4)	(11.7)
Administrative income/(expenses)	(8.9)	(14.1)	(17.7)
Financial expense	(114.3)	(107.8)	(115.6)
	(145.6)	(157.8)	(178.2)

The assumptions used in the calculation of the obligations are as follow:

	2023 (i)	2022 (i)	2021 (i)
Discount rate	4.6% to 11.7%	5.1% to 11.0%	2.4% to 10.0%
Inflation	2.0% to 3.5%	2.0% to 3.5%	2.0% to 3.5%
Future salary increases	1.0% to 7.1%	1.0% to 7.1%	1.0% to 7.1%
Future pension increases	2.7% to 3.8%	2.7% to 3.8%	2.5% to 3.8%
Medical cost trend rate	6.4% to 7.1% p.a. reducing to 7,1%	6.4% to 7.1% p.a. reducing to 7,1%	4.5% to 6.9% p.a. reducing to 6.9%
Dental claims trend rate	3.5%	3.5%	3.3%

Life expectancy for an over 65 years old male	84 to 87	84 to 87	85 to 87
Life expectancy for an over 65 years old female	86 to 89	86 to 89	87 to 89

(i)	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.

24.3 Risk

Through its defined benefit pension plans and post-employment medical plans, the Company is exposed to a number of risks, the most significant of which are detailed below:

Asset volatility

The plan liabilities are calculated using a discount rate pegged to high-quality private securities; If plan assets underperform this yield, the Company’s net defined benefit obligation may increase. Most of the Company’s funded plans hold a significant proportion of equities, which are expected to outperform corporate bonds in the long-term while providing volatility and risk in the short-term. As the plans mature, the Company usually reduces the level of investment risk by investing more in assets that better match the liabilities.

Changes in bond yields

A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.

Inflation

Some of the Company’s pension obligations are linked to inflation, and higher inflation will lead to higher liabilities. The majority of the plan’s assets are either unaffected by or only loosely correlated with inflation, meaning that an increase in inflation could potentially increase the Company’s net benefit obligation.

Life expectancy

Most of the plans’ obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plans’ liabilities.

Investment strategy

In the case of funded plans, the Company ensures that the investment positions are managed within an asset-liability matching (“ALM”) framework to ensure long-term investments that are in line with the Company’s obligations under the pension schemes. Within this framework, the Company’s ALM objective is to match the assets to the pension obligations by investing in long-term fixed interest securities with maturities that match the benefit payments as they fall due and in the appropriate currency.

24.4 Sensitivity

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

In millions of Brazilian Reais		2023		2022		2021
	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(95.2)	82.2	(94.3)	81.8	(114.7)	98.6
Discount rate	50 bases points	284.8	(302.4)	307.9	(328.0)	442.0	(470.3)
Future salary increases	50 bases points	(17.3)	14.7	(17.6)	16.5	(19.8)	18.6
Longevity	One year	(201.0)	196.1	(221.5)	213.5	(287.6)	279.5

The data presented in these tables are purely hypothetical and are based on changes in individual assumptions holding all other assumptions constant: economic conditions and changes therein always affect the other assumptions at the same time and their effects are not linear. Therefore, the above information is not necessarily a reasonable representation of future results.

24.5 Plans assets

The plans assets at December 31, 2023, 2022 and 2021 consist of the following:

	2023			2022			2021
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	43%	-	43%	43%	-	43%	43%	-	43%
Corporate bonds	10%	-	10%	10%	-	10%	10%	-	10%
Equity instruments	15%	-	15%	15%	-	15%	15%	-	15%
Cash	6%	-	6%	6%	-	6%	6%	-	6%
Others	26%	-	26%	26%	-	26%	26%	-	26%

The overall expected rate of return is calculated by weighting the individual rates in accordance with Ambev’s expected share of the total investment portfolio.

Ambev expects to contribute approximately R$231.5 to its defined benefit plans in 2024.

Accounting policies

Post-employment benefits

Post-employment benefits include pensions managed in Brazil by Instituto Ambev de Previdência Privada (“IAPP”), post-employment dental benefits and post-employment medical benefits managed by Fundação Zerrenner. Usually, pension plans are funded by payments made by both the Company and its participants, considering the recommendations of independent actuaries. Post-employment dental benefits and post-employment medical benefit obligations are funded using the returns on the assets of the Fundação Zerrenner plan. If necessary, the Company may contribute some of its profits to Fundação Zerrenner. The Company maintains both funded and unfunded plans.

Defined contribution plans

A defined contribution plan is a pension plan under which the Company pays fixed contributions into a fund. The Company has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees for the benefits relating to their service in the current and prior periods. The contributions to these plans are recognized as expenses in the period during which they are incurred.

Defined benefit plans

Typically, defined benefit plans define an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation level.

For defined benefit plans, expenses are assessed separately for each plan using the projected credit unit method. The projected credit unit method considers that each period of service gives rise to an additional unit of benefit and measures each such unit separately. Based on this method, the cost of providing pensions is charged to the income statement over the period of service of the employee and consist of current service costs, interest costs, past service costs and the effect of any agreements and settlements. The obligations of the plan recognized in the balance sheet are measured at the present value of the estimated future cash outflows using a discount rate equivalent to the government´s bond rates with maturity terms similar to those of the respective obligation and the fair values of the plan assets.

Past service costs arise from the introduction of a new plan or changes to an existing plan. They are recognized immediately in the income statement, at the earlier of: (i) when the settlement/curtailment occurs; or (ii) when the Company recognizes the related restructuring or termination costs, unless those changes are conditional upon the employee’s continued employment, for a specific period of time (the period in which the rights are acquired). In such cases, past services costs are amortized using the straight-line method over the period during which the rights were acquired.

Actuarial assumptions are established to anticipate future events and are used in the calculation of pensions and other long-term employee benefit expenses. These factors include assumptions regarding interest rates, health plan costs, discount rate, future salary increases and pensions, as well as life expectancy. Such estimates are reviewed annually by independent actuaries.

Actuarial gains and losses consist of the effects of differences between the previous actuarial assumptions and the actual results, and the effects of changes in actuarial assumptions. Actuarial gains and losses are fully recognized in Carrying value adjustments.

Remeasurements, representing actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, both excluding net interest, are recognized in full in the period in which they occur in the statement of comprehensive income. Remeasurements are not reclassified to profit or loss in subsequent periods.

When the amount of the defined benefit obligation is negative (an asset), the Company recognizes those assets (prepaid expenses), to the extent of the value of the economic benefit available to the Company either from refunds or reductions in future contributions.

Other post-employment obligations

The Company and some of its subsidiaries provide post-employment medical benefits, the reimbursement of medication expenses and other benefits to certain retirees. These benefits are not granted to new retirees. The expected costs of these benefits are recognized over the period of employment, using an accounting methodology like that for defined benefit plans, including actuarial gains and losses.

Termination benefits

Termination benefits are recognized as expenses at the earlier of: (i) when the Company is demonstrably committed, without a realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date; and (ii) when the Company recognizes costs related to restructuring.

Bonuses

Bonuses granted to employees and managers are based on pre-defined company and individual target achievement. The estimated amount of the bonus is recognized as an expense in the period during which the bonus is earned.